Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The carrying amounts and classification of the consolidated VIEs’ assets and liabilities included in the Company's consolidated balance sheet are as follows:

(In thousands)	December 31, 2014	December 31, 2013
Current assets	$69,955	$2,139
Noncurrent assets	1,756,276	27,076
Total assets	$1,826,231	$29,215
Current liabilities	$64,324	$6,129
Noncurrent liabilities	707,989	10,310
Total liabilities	$772,313	$16,439